CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Operating revenues	$ 77,481	$ 770,325	$ 964,272	$ 1,305,438
Operating costs and expenses
Depreciation and amortization	20,622	89,535	374,129	440,221
General and administrative	5,727	62,476	121,196	168,792
Merger and integration costs		24,792
Gain on sale of operating assets, net	0	(185,934)
Hurricane losses and (recoveries), net		23,350
Prepetition and Restructuring Costs			14,409
Loss on impairment	0	0	3,915,408	615,294
Total operating costs and expenses	76,051	709,493	5,040,817	1,971,711
Operating income (loss)	1,430	60,832	(4,076,545)	(666,273)
Other income (expense)
Interest expense, net of amounts capitalized	(229)	(31,735)	(164,653)	(279,435)
Bargain purchase gain	0	62,305
Gain on extinguishment of debt, net	0	0	17,254	30,616
Interest income and other, net	399	10,945	9,012	6,007
Reorganization items, net	252,051		23,930
Income (loss) before income taxes	253,651	102,347	(4,238,862)	(909,085)
Income tax benefit (provision)	(3,423)	(365)	260,403	38,540
Net income (loss) from continuing operations	250,228	101,982	(3,978,459)	(870,545)
Net loss from discontinued operations, net of tax				(3,821)
Net income (loss)	250,228	101,982	(3,978,459)	(874,366)
Net loss attributable to noncontrolling interests				173,776
Loss from continuing operations	250,228	101,982	(3,978,459)	(696,769)
Net loss from discontinued operations, net of tax				(3,821)
Net income (loss) attributable to Noble Finance Company	$ 250,228	$ 101,982	$ (3,978,459)	$ (700,590)
Basic:
Income (loss) from continuing operations (usd per share)	$ 1.00	$ 1.61	$ (15.86)	$ (2.79)
Loss from discontinued operations (usd per share)				(0.02)
Net income (loss) (in usd per share)	1.00	1.61	(15.86)	(2.81)
Diluted:
Income (loss) from continuing operations (usd per share)	0.98	1.51	(15.86)	(2.79)
Loss from discontinued operations (usd per share)				(0.02)
Net income (loss) (in usd per share)	$ 0.98	$ 1.51	$ (15.86)	$ (2.81)
Weighted- Average Shares Outstanding
Basic (in shares)	251,115	63,186	250,792	248,949
Diluted (in shares)	256,571	67,628	250,792	248,949
Contract drilling services
Operating revenues
Operating revenues	$ 74,051	$ 708,131	$ 909,236	$ 1,246,058
Operating costs and expenses
Cost of services	46,965	639,442	567,487	698,343
Reimbursables and other
Operating revenues
Operating revenues	3,430	62,194	55,036	59,380
Operating costs and expenses
Cost of services	2,737	55,832	48,188	49,061
Noble Finance Company
Operating revenues
Operating revenues	77,481	770,325	964,272	1,305,438
Operating costs and expenses
Depreciation and amortization	20,631	89,503	372,560	437,690
General and administrative	5,729	35,300	37,798	34,602
Merger and integration costs		8,289
Gain on sale of operating assets, net		(187,493)
Hurricane losses and (recoveries), net		23,350
Loss on impairment	0	0	3,915,408	615,294
Total operating costs and expenses	75,800	661,785	4,940,185	1,832,912
Operating income (loss)	1,681	108,540	(3,975,913)	(527,474)
Other income (expense)
Interest expense, net of amounts capitalized	(229)	(31,735)	(164,653)	(279,435)
Gain on extinguishment of debt, net	0	0	17,254	30,616
Interest income and other, net	400	10,945	9,014	6,670
Reorganization items, net	195,395		50,778
Income (loss) before income taxes	197,247	87,750	(4,165,076)	(769,623)
Income tax benefit (provision)	(3,422)	(365)	260,403	38,540
Net income (loss) from continuing operations	193,825	87,385	(3,904,673)	(731,083)
Net loss from discontinued operations, net of tax	0	0	0	(3,821)
Net income (loss)	193,825	87,385	(3,904,673)	(734,904)
Net loss attributable to noncontrolling interests				173,776
Loss from continuing operations	250,228	101,982	(3,978,459)	(696,769)
Net income (loss) attributable to Noble Finance Company	$ 193,825	$ 87,385	$ (3,904,673)	$ (561,128)
Basic:
Income (loss) from continuing operations (usd per share)	$ 1.00	$ 1.61	$ (15.86)	$ (2.79)
Loss from discontinued operations (usd per share)	0	0	0	(0.02)
Net income (loss) (in usd per share)	1.00	1.61	(15.86)	(2.81)
Diluted:
Income (loss) from continuing operations (usd per share)	0.98	1.51	(15.86)	(2.79)
Loss from discontinued operations (usd per share)	0	0	0	(0.02)
Net income (loss) (in usd per share)	$ 0.98	$ 1.51	$ (15.86)	$ (2.81)
Weighted- Average Shares Outstanding
Basic (in shares)	251,115	63,186	250,792	248,949
Diluted (in shares)	256,571	67,628	250,792	248,949
Noble Finance Company | Contract drilling services
Operating revenues
Operating revenues	$ 74,051	$ 708,131	$ 909,236	$ 1,246,058
Operating costs and expenses
Cost of services	46,703	637,004	566,231	696,265
Noble Finance Company | Reimbursables and other
Operating revenues
Operating revenues	3,430	62,194	55,036	59,380
Operating costs and expenses
Cost of services	$ 2,737	$ 55,832	$ 48,188	$ 49,061